LONG-TERM DEBT - Summary of Interest on Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Average borrowing rate per annum	5.41%	5.36%	5.06%